Acquisition of Subsidiaries: Schedule of Business Acquisition, Intelligent Power (Details) (Intelligent Power, USD $)	Jul. 24, 2013
Intelligent Power
Common stock issued for acquisition	1,383,400
Total Purchase Price	$ 3,984,192
Total Assets Acquired	4,202,649
Total Liabilities Assumed	$ 218,457